UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06515
Morgan Stanley Flexible Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: October 31, 2010
Date of reporting period: October 31, 2010

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Flexible Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended October 31, 2010

Total Return for the 12 Months Ended October 31, 2010

Barclays
				Capital	Lipper
				Intermediate	Multi-Sector
				U.S.	Income
				Government/	Funds
Class A	Class B	Class C	Class I	Credit Index[1]	Index[2]
12.63%	12.11%	11.96%	12.81%	7.81%	13.89%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

During much of the 12-month period, global sentiment was fragile and financial markets were volatile. Government bonds in most developed countries continued to be regarded as “safe haven” assets relative to sectors with greater credit risk. However, the debt of governments on the periphery of Europe continued to underperform those in other developed markets as investors fretted about their fiscal problems. Market participants revised downwards their projections of economic growth and inflation in Europe and North America, while policy makers in emerging markets continued to adjust monetary policy to recognize economic strength.

In the U.S., gross domestic product (GDP) increased by 2 percent (annualized) in the third quarter, led by gains in inventory investment, consumer spending, equipment investment and government purchases. Additionally, inflation remained low; the year-over-year consumer price index stood at 1.1 percent (seasonally adjusted) in September and the core rate at 0.8 percent. However, unemployment continued to be high with the unemployment rate at 9.6 percent at the end of the review period. Although there were some pockets of improvement, housing market data remained weak overall.

Investment-grade corporate debt posted positive returns during the period (as measured by the Barclays Capital Corporate Index), and among sectors, financials outpaced industrials and utilities. In mid-2010, the U.S. credit market was negatively affected by the European sovereign debt crisis. However, the outlook for the investment-grade corporate debt sector remains favorable in our view – especially in industrials with strong balance sheets, sufficient liquidity, improving revenue growth and free cash flow.

After nearing all-time lows of 6.98 percent earlier in November 2009, yields on the Barclays High Yield Index (the “high yield index”) have recently retraced to 7.58 percent, on macro concerns about European peripherals, the $600 billion quantitative easing program in the U.S., and the sustainability of profit improvement among lower rated credits. Yields on the high yield index began the reporting period at 9.00 percent, which much of the yield gains coming from the strong bid for underlying Treasuries throughout the year. High yield spreads have remained volatile throughout the fiscal year, and have tightened by 32 basis points during the reporting period to 580 basis points as of October 31, 2010.

High yield issuance in 2010 year-to-date has hit a record high of more than $255 billion (compared to a prior record of $172 billion in 2006), given the low rate environment and demand for yield amongst investors.

The agency mortgage-backed security (MBS) sector performed well during the period. The Fed’s support of the agency MBS market ended in March; as expected, the Fed absorbed most of the supply of new MBS during the program’s life, though the market remained stable after the withdrawal of the Fed’s support. The MBS market also benefited from a lack of refinancing activity. Despite lower rates, refinancing applications did not pick up significantly during the period as tighter credit underwriting standards and lower home values stood in the way for most homeowners.

The U.S. Treasury curve flattened during the period, with yields on 2-, 5-, 10-, and 30-year Treasuries declining by 43, 102, 74, and 29 basis points, respectively.

Performance Analysis

All share classes of Morgan Stanley Flexible Income Trust outperformed the Barclays Capital Intermediate U.S. Government/Credit Index (the “Index”) and underperformed the Lipper Multi-Sector Income Funds Index for the 12 months ended October 31, 2010, assuming no deduction of applicable sales charges.

The portfolio maintained an overweight to the investment-grade credit sector during the period, which contributed to relative performance. Overall, within the sector, we continue to focus on the top of the capital structure and select issues of companies whose credit ratios we believe are less likely to materially weaken amidst a cyclical decline in earnings.

Tactical, out-of-benchmark positions within the portfolio were also beneficial to performance. A small position in non-agency mortgages and positions in emerging market and high yield corporate debt were additive, as spreads in these sectors tightened during the reporting period.

The Fund’s interest rate strategy contributed to performance. Throughout the period, we employed tactical strategies involving interest rate swaps that were designed to take advantage of anomalies across the swap curve. (Similar to the Treasury curve, the swap curve shows the relationship of various maturities of swaps and their yields.) For example, the Fund was positioned to benefit from an anticipated flattening (or, reduction in the difference of yield spreads) between the two- and five-year segments of the yield curve. Once this flattening occurred in the third quarter of 2010, we took profits and unwound the position.

Finally, the portfolio was underweight in the agency sector, which detracted slightly from relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION* as of 10/31/10
Domestic Corporate Bonds	55.2%
Foreign Government & Corporate Bonds	22.1
U.S. Government Agencies & Obligations	7.1
Collateralized Mortgage Obligations	4.7
Convertible Bonds	4.3
Short-Term Investments	2.4
Asset-Backed Securities	1.4
U.S. Government Agencies – Mortgage-Backed Securities	1.3
Municipal Bonds	1.1
Preferred Stock	0.2
Convertible Preferred Stock	0.2

LONG-TERM CREDIT ANALYSIS as of 10/31/10
AAA	11.7%
AA	2.5
A	3.9
BBB	20.4
BB	31.0
B	28.1
Not Rated	2.4

* Does not include long/short futures contracts with an underlying face amount of $23,344,407 and net unrealized depreciation of $314. Also does not include open swap contracts with net unrealized depreciation of $1,639,044 and open forward foreign currency contracts with net unrealized appreciation of $210,648 and the value of securities held as collateral on loaned securities.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition data is as a percentage of total investments excluding the value of securities held as collateral on loaned securities and long-term credit analysis data is as a percentage of total long-term investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., will allocate the Fund’s securities investments among the following asset classes or market segments: (1) investment grade global securities, (2) mortgage-backed securities and U.S. government securities, (3) high yield securities and (4) emerging market securities. The amount of the Fund’s assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Investment Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund’s assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of a $10,000 Investment — Class B
Over 10 Years

Average Annual Total Returns — Period Ended October 31, 2010

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 04/09/92)		(since 07/28/97)		(since 07/28/97)
Symbol	DINAX		DINBX		DINCX		DINDX
1 Year	12.63%[3]		12.11%[3]		11.96%[3]		12.81%[3]
	7.84	[4]	7.11	[4]	10.96	[4]	—

5 Years	5.08	[3]	4.47	[3]	4.45	[3]	5.38	[3]
	4.17	[4]	4.17	[4]	4.45	[4]	—

10 Years	5.03	[3]	4.50	[3]	4.38	[3]	5.28	[3]
	4.58	[4]	4.50	[4]	4.38	[4]	—

Since Inception	3.54	[3]	4.22	[3]	2.90	[3]	3.80	[3]
	3.20	[4]	4.22	[4]	2.90	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 4.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Barclays Capital Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Multi-Sector Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Sector Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Sector Income Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

‡	Ending value assuming a complete redemption on October 31, 2010.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/10 – 10/31/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			05/01/10 –
	05/01/10	10/31/10	10/31/10
Class A
Actual (7.09% return)	$1,000.00	$1,070.90	$8.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.69	$8.59
Class B
Actual (6.73% return)	$1,000.00	$1,067.30	$11.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.66	$11.62
Class C
Actual (6.77% return)	$1,000.00	$1,067.70	$11.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.66	$11.62
Class I
Actual (7.17% return)	$1,000.00	$1,071.70	$7.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.95	$7.32

@	Expenses are equal to the Fund’s annualized expense ratios of 1.69%, 2.29%, 2.29% and 1.44% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2009, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Fund relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that while the Fund’s management fee was lower than its peer group average, the total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that the Fund’s management fee and total expense ratio were competitive with its peer group average, and that the Fund’s performance was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Foreign Government & Corporate Bonds (22.3%)
	Argentina (0.8%)
	Foreign Government Obligations
$730	Argentina Bonos	7.00%	10/03/15	$699,705
141	Argentina Government International Bond (a)	8.28	12/31/33	134,759
140	Argentina Government International Bond (Series NY)	2.50 (b)	12/31/38	64,820

	Total Argentina			899,284

	Australia (0.2%)
	Food – Retail
170	Woolworths Ltd. (144A) (a)(c)	4.00	09/22/20	174,199

	Belgium (0.4%)
	Food – Retail
437	Delhaize Group SA (144A) (c)	5.70	10/01/40	429,291

	Bermuda (0.1%)
	Energy Equipment & Services
95	Weatherford International Ltd.	9.625	03/01/19	125,650

	Brazil (1.0%)
	Foreign Government Obligations
160	Banco Nacional de Desenvolvimento Economico e Social (144A) (c)	5.50	07/12/20	175,120
250	Banco Nacional de Desenvolvimento Economico e Social (144A) (c)	6.369	06/16/18	288,125
258	Brazilian Government International Bond (a)	5.875	01/15/19	307,536
110	Brazilian Government International Bond	7.125	01/20/37	145,750
100	Brazilian Government International Bond (a)	11.00	08/17/40	140,550

	Total Brazil			1,057,081

	Canada (1.9%)
	Diversified Minerals (0.6%)
510	Teck Resources Ltd. (a)	10.25	05/15/16	630,540

	Metal – Aluminum (0.5%)
500	Novelis, Inc.	7.25	02/15/15	518,125

	Oil Company – Exploration & Production (0.2%)
375	OPTI Canada, Inc.	8.25	12/15/14	285,938

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Pipelines (0.6%)
$590	Kinder Morgan Finance Co. ULC	5.70%	01/05/16	$611,387

	Total Canada			2,045,990

	Cayman Islands (0.5%)
	Diversified Minerals (0.2%)
185	Vale Overseas Ltd. (a)	5.625	09/15/19	207,820
30	Vale Overseas Ltd.	6.875	11/10/39	34,572

				242,392

	Oil Company – Integrated (0.3%)
225	Petrobras International Finance Co.	5.75	01/20/20	252,820

	Total Cayman Islands			495,212

	Croatia (0.1%)
	Foreign Government Obligation
100	Croatia Government International Bond (144A) (c)	6.625	07/14/20	113,386

	Denmark (0.0%)
	Finance – Mortgage Loan/Banker (0.0%)
DKK (d )	Nordea Kredit Realkreditaktieselskab (Series ANN)	5.00	07/01/29	21

	Mortgage Banks (0.0%)
182	Realkredit Danmark A/S	6.00	10/01/29	36,947

	Total Denmark			36,968

	Dominican Republic (0.0%)
	Foreign Government Obligation
$33	Dominican Republic International Bond	9.04	01/23/18	39,560

	Ecuador (0.1%)
	Foreign Government Obligation
158	Ecuador Government International Bond	9.375	12/15/15	144,570

	France (0.4%)
	Commercial Bank
385	Credit Agricole SA (144A) (c)	3.50	04/13/15	402,633

	Georgia (0.1%)
	Foreign Government Obligation
100	Georgia Government International Bond	7.50	04/15/13	105,500

	Ghana (0.4%)
	Foreign Government Obligation
359	Republic of Ghana (144A) (a)(c)	8.50	10/04/17	411,953

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010 continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Indonesia (1.2%)
	Foreign Government Obligations (1.0%)
$115	Indonesia Government International Bond	7.75%		01/17/38	$155,825
162	Indonesia Government International Bond (144A) (c)	7.75		01/17/38	219,510
425	Indonesia Government International Bond (144A) (c)	11.625		03/04/19	660,875

					1,036,210

	Paper & Related Products (0.2%)
1,648	Tjiwi Kimia Finance BV	0.00		04/28/27	57,668
9	Tjiwi Kimia Finance BV	3.05	(b)	04/29/15	2,137
667	Tjiwi Kimia Finance BV	3.292	(b)	04/30/18	130,069
277	Tjiwi Kimia International	3.05	(b)	04/29/15	69,166

					259,040

	Total Indonesia				1,295,250

	Ireland (0.8%)
	Electric – Integrated (0.2%)
225	Iberdrola Finance Ireland Ltd. (144A) (c)	5.00		09/11/19	235,827

	Therapeutics (0.6%)
535	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (144A) (c)	7.75		09/15/18	559,075

	Total Ireland				794,902

	Italy (0.1%)
	Commercial Banks
140	Intesa Sanpaolo SpA (144A) (c)	3.625		08/12/15	142,132

	Ivory Coast (0.1%)
	Foreign Government Obligation
136	Ivory Coast Government International Bond	2.50	(b)	12/31/32	84,320

	Lithuania (0.2%)
	Foreign Government Obligations
100	Republic of Lithuania	7.375		02/11/20	116,875
100	Republic of Lithuania (144A) (c)	6.75		01/15/15	112,001

	Total Lithuania				228,876

	Luxembourg (2.6%)
	Commercial Banks (0.5%)
214	RSHB Capital SA for OJSC Russian Agricultural Bank (144A) (c)	6.299		05/15/17	226,840

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$220	RSHB Capital SA for OJSC Russian Agricultural Bank (144A) (c)	7.175%	05/16/13	$237,050

				463,890

	Electric – Integrated (0.4%)
375	Enel Finance International SA (144A) (c)	5.125	10/07/19	407,017

	Metals & Mining (0.2%)
165	ArcelorMittal	9.85	06/01/19	213,166

	Satellite Telecommunication (0.5%)
164	Intelsat Bermuda Ltd. (e)	11.50	02/04/17	177,808
360	Intelsat Jackson Holdings Ltd.	9.50	06/15/16	386,100

				563,908

	Telecommunication Services (1.0%)
250	Wind Acquisition Finance SA (144A) (c)	11.75	07/15/17	286,250
740	Wind Acquisition Finance SA (144A) (a)(c)	12.00	12/01/15	788,100

				1,074,350

	Total Luxembourg			2,722,331

	Mexico (0.7%)
	Foreign Government Obligations (0.3%)
110	Mexico Government International Bond (Series A)	6.75	09/27/34	138,050
130	United Mexican States	6.05	01/11/40	150,150

				288,200

	Oil Company – Integrated (0.4%)
300	Petroleos Mexicanos	5.50	01/21/21	327,660
123	Petroleos Mexicanos	8.00	05/03/19	158,682

				486,342

	Total Mexico			774,542

	Netherlands (1.6%)
	Electric – Distribution (0.2%)
170	Majapahit Holding BV	7.75	01/20/20	209,100

	Electric – Generation (0.5%)
475	Intergen N.V. (144A) (c)	9.00	06/30/17	515,375

	Multi-line Insurance (0.2%)
225	Aegon N.V.	4.625	12/01/15	240,814

	Oil Companies – Exploration & Production (0.6%)
100	KazMunaiGaz Finance Sub BV (144A) (c)	7.00	05/05/20	106,800
400	KazMunaiGaz Finance Sub BV (144A) (c)	9.125	07/02/18	483,160

				589,960

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Special Purpose Entity (0.1%)
$120	Intergas Finance BV	6.375%	05/14/17	$131,400

	Total Netherlands			1,686,649

	Pakistan (0.1%)
	Foreign Government Obligation
100	Pakistan Government International Bond	6.875	06/01/17	91,750

	Peru (0.9%)
	Foreign Government Obligations
150	Peruvian Government International Bond	7.125	03/30/19	191,250
150	Peruvian Government International Bond	7.35	07/21/25	199,875
333	Peruvian Government International Bond	8.75	11/21/33	510,489

	Total Peru			901,614

	Philippines (0.6%)
	Foreign Government Obligations
228	Philippine Government International Bond (a)	4.00	01/15/21	228,157
300	Philippine Government International Bond	8.375	06/17/19	401,625

	Total Philippines			629,782

	Russia (1.7%)
	Foreign Government Obligations
700	Russian Foreign Bond – Eurobond	5.00	04/29/20	732,200
890	Russian Foreign Bond – Eurobond	7.50	03/31/30	1,067,556

	Total Russia			1,799,756

	Singapore (0.1%)
	Coal
100	Bumi Investment Pte Ltd. (144A) (c)	10.75	10/06/17	104,833

	South Korea (0.1%)
	Foreign Government Obligation
100	Export-Import Bank of Korea	4.125	09/09/15	105,400

	Switzerland (0.3%)
	Diversified Financial Services
305	UBS AG (Series DPNT)	3.875	01/15/15	319,784

	Turkey (1.7%)
	Foreign Government Obligations
230	Turkey Government International Bond	5.625	03/30/21	259,325
14	Turkey Government International Bond	6.75	04/03/18	17,010
140	Turkey Government International Bond	6.75	05/30/40	166,600

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$307	Turkey Government International Bond	6.875%	03/17/36	$370,702
240	Turkey Government International Bond	7.00	03/11/19	294,900
50	Turkey Government International Bond	7.50	07/14/17	62,438
230	Turkey Government International Bond	7.50	11/07/19	292,100
260	Turkey Government International Bond	8.00	02/14/34	351,000

	Total Turkey			1,814,075

	Ukraine (0.7%)
	Foreign Government Obligations
240	Ukraine Government International Bond	6.58	11/21/16	237,000
300	Ukraine Government International Bond	6.75	11/14/17	297,030
140	Ukraine Government International Bond (144A) (c)	7.65	06/11/13	145,425
100	Ukraine Government International Bond (144A) (c)	7.75	09/23/20	101,500

	Total Ukraine			780,955

	United Kingdom (1.9%)
	Advertising Services (0.2%)
165	WPP Finance	8.00	09/15/14	196,715

	Commercial Banks (1.0%)
245	Barclays Bank PLC	6.75	05/22/19	291,569
195	HBOS PLC (144A) (c)	6.75	05/21/18	200,211
395	Royal Bank of Scotland PLC (The)	4.875	03/16/15	425,659
160	Standard Chartered Bank (144A) (c)	6.40	09/26/17	180,483

				1,097,922

	Diversified Minerals (0.3%)
260	Anglo American Capital PLC (144A) (c)	9.375	04/08/19	354,929

	Steel – Producers (0.1%)
100	Gerdau Trade, Inc. (144A) (c)	5.75	01/30/21	104,125

	Telephone – Integrated (0.3%)
290	Virgin Media Finance PLC	9.125	08/15/16	311,388

	Total United Kingdom			2,065,079

	Uruguay (0.1%)
	Foreign Government Obligation
107	Uruguay Government International Bond	8.00	11/18/22	144,450

	Venezuela (0.8%)
	Foreign Government Obligations
199	Republic of Venezuela	5.75	02/26/16	142,783
328	Republic of Venezuela	7.00	03/31/38	185,320

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$100	Venezuela Government International Bond	6.00%	12/09/20	$60,100
200	Venezuela Government International Bond	7.65	04/21/25	122,100
104	Venezuela Government International Bond	9.00	05/07/23	71,916
147	Venezuela Government International Bond	9.25	09/15/27	108,045
210	Venezuela Government International Bond	10.75	09/19/13	203,700

	Total Venezuela			893,964

	Total Foreign Government & Corporate Bonds (Cost $22,070,928)			23,861,721

	Domestic Corporate Bonds (55.7%)
	Advanced Materials/Products (0.2%)
215	Hexcel Corp. (a)	6.75	02/01/15	219,838

	Advertising Agencies (0.2%)
155	Omnicom Group, Inc.	4.45	08/15/20	159,514

	Agricultural Operations (0.2%)
140	Bunge Ltd. Finance Corp.	8.50	06/15/19	171,172

	Apparel Manufacturers (0.1%)
125	Levi Strauss & Co. (a)	7.625	05/15/20	132,188

	Auto Parts: Original Equipment Manufacturer (0.6%)
300	Tenneco, Inc. (a)	8.125	11/15/15	319,500
260	TRW Automotive, Inc. (144A) (c)	8.875	12/01/17	289,900

				609,400

	Beverages – Wine/Spirits (1.1%)
1,055	Constellation Brands, Inc. (a)	7.25	05/15/17	1,161,819

	Building – Residential/Commercial (0.6%)
110	DR Horton, Inc.	6.50	04/15/16	112,337
530	Lennar Corp. (a)	6.95	06/01/18	499,525

				611,862

	Building Product – Wood (0.3%)
265	Masco Corp.	6.125	10/03/16	271,669

	Cable/Satellite TV (2.9%)
575	Charter Communications Operating LLC/Charter Communications Operating Capital (144A) (a)(c)	10.875	09/15/14	658,375
1,170	CSC Holdings LLC (a)	8.625	02/15/19	1,358,663
160	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625	05/15/16	179,404
545	DISH DBS Corp.	6.625	10/01/14	578,381
300	DISH DBS Corp.	7.00	10/01/13	322,500

				3,097,323

	Casino Gaming (2.4%)
495	Harrah’s Operating Co., Inc.	11.25	06/01/17	549,450

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$480	Las Vegas Sands Corp. (a)	6.375%	02/15/15	$488,400
975	MGM Mirage (a)	6.75	04/01/13	953,062
535	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (144A) (c)	7.75	08/15/20	583,150

				2,574,062

	Cellular Telecommunications (0.8%)
850	Nextel Communications, Inc. (Series E)	6.875	10/31/13	860,625

	Chemicals – Diversified (0.5%)
500	Lyondell Chemical Co. (144A) (c)	8.00	11/01/17	548,750

	Chemicals – Specialty (0.5%)
235	Ashland, Inc.	9.125	06/01/17	272,012
280	Nalco Co.	8.25	05/15/17	313,250

				585,262

	Coal (0.6%)
175	Foundation PA Coal Co. LLC	7.25	08/01/14	177,187
465	Massey Energy Co.	6.875	12/15/13	473,719

				650,906

	Commercial Banks (0.8%)
320	Discover Bank/Greenwood	7.00	04/15/20	353,800
250	HSBC Bank USA NA	4.875	08/24/20	260,251
280	Regions Financial Corp.	5.75	06/15/15	288,887

				902,938

	Commercial Services (1.9%)
1,600	ServiceMaster Co. (The) (144A) (c)(e)	10.75	07/15/15	1,724,000
320	Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75	08/01/16	356,000

				2,080,000

	Computer Services (0.6%)
495	SunGard Data Systems, Inc.	9.125	08/15/13	509,231
145	SunGard Data Systems, Inc. (a)	10.25	08/15/15	153,156

				662,387

	Consumer Products – Miscellaneous (1.0%)
1,010	Jarden Corp. (a)	7.50	05/01/17	1,079,437

	Containers – Metal & Glass (0.4%)
400	Owens-Brockway Glass Container, Inc.	6.75	12/01/14	411,000

	Containers – Paper/Plastic (0.3%)
275	Graphic Packaging International, Inc. (a)	7.875	10/01/18	292,188

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Data Processing Services (0.6%)
$315	Fidelity National Information Services, Inc. (144A) (c)	7.625%	07/15/17	$342,562
150	First Data Corp.	9.875	09/24/15	127,500
210	First Data Corp. (144A) (a)(c)	8.875	08/15/20	221,813

				691,875

	Decision Support Software (0.5%)
640	Vangent, Inc.	9.625	02/15/15	586,400

	Dialysis Centers (0.5%)
535	DaVita, Inc.	6.375	11/01/18	548,375

	Distribution/Wholesale (0.2%)
165	Ingram Micro, Inc.	5.25	09/01/17	173,680

	Diversified Financial Services (2.0%)
350	Ally Financial, Inc.	6.875	09/15/11	363,125
720	Ally Financial, Inc. (144A) (c)	7.50	09/15/20	781,200
825	Citigroup, Inc. (See Note 6)	8.50	05/22/19	1,037,586

				2,181,911

	Diversified Operation/Commercial Service (1.0%)
1,045	ARAMARK Corp. (a)	8.50	02/01/15	1,102,475

	E-Commerce/Services (0.7%)
510	Expedia, Inc.	8.50	07/01/16	566,100
150	Expedia, Inc. (144A) (c)	5.95	08/15/20	153,094

				719,194

	Electric – Generation (1.1%)
415	AES Corp. (The) (a)	8.00	06/01/20	467,912
350	Edison Mission Energy	7.00	05/15/17	259,875
235	Homer City Funding LLC	8.137	10/01/19	221,603
278	Midwest Generation LLC (Series B)	8.56	01/02/16	278,368

				1,227,758

	Electric – Integrated (1.0%)
100	Ipalco Enterprises, Inc.	8.625	11/14/11	106,250
990	Mirant Americas Generation LLC (a)	8.50	10/01/21	975,150

				1,081,400

	Electronic Equipment, Instruments & Components (0.1%)
65	Agilent Technologies, Inc.	5.50	09/14/15	73,383
60	Corning, Inc.	7.25	08/15/36	70,255

				143,638

	Electronics – Military (0.5%)
540	L-3 Communications Corp.	5.875	01/15/15	553,500

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Finance – Auto Loans (0.8%)
$790	Ford Motor Credit Co. LLC	7.00%	04/15/15	$873,923

	Finance – Consumer Loans (0.2%)
225	SLM Corp. (MTN)	8.00	03/25/20	227,795

	Finance – Other Services (0.2%)
230	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	242,708

	Food – Baking (0.1%)
145	Grupo Bimbo SAB de CV (144A) (c)	4.875	06/30/20	152,437

	Food – Meat Products (0.9%)
415	JBS USA LLC/JBS USA Finance, Inc.	11.625	05/01/14	492,294
420	Smithfield Foods, Inc.	7.00	08/01/11	436,275

				928,569

	Food – Retail (1.0%)
1,055	SUPERVALU, Inc. (a)	8.00	05/01/16	1,077,419

	Funeral Service & Related Items (0.4%)
380	Service Corp. International/US	6.75	04/01/16	402,325

	Health Care Providers & Services (0.4%)
390	Healthsouth Corp.	10.75	06/15/16	429,488

	Hotels & Motels (0.1%)
110	Hyatt Hotels Corp. (144A) (c)	6.875	08/15/19	121,744

	Independent Power Producer (1.4%)
500	GenOn Escrow Corp. (144A) (a)(c)	9.875	10/15/20	490,000
595	NRG Energy, Inc. (a)	8.50	06/15/19	639,625
400	RRI Energy, Inc.	7.875	06/15/17	372,000

				1,501,625

	Insurance (0.4%)
225	MetLife, Inc.	7.717	02/15/19	287,091
100	Prudential Financial, Inc. (MTN)	6.625	12/01/37	110,827

				397,918

	Life/Health Insurance (0.1%)
130	Aflac, Inc.	3.45	08/15/15	136,031

	Media (0.1%)
50	Time Warner Cable, Inc. (a)	6.75	06/15/39	57,503

	Medical – Biomedical/Genetics (0.2%)
150	Genzyme Corp.	3.625	06/15/15	159,842

	Medical – Drugs (0.2%)
185	Axcan Intermediate Holdings, Inc.	12.75	03/01/16	196,100

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Medical – Hospitals (2.9%)
$310	Capella Healthcare, Inc. (144A) (c)	9.25%	07/01/17	$338,675
230	CHS/Community Health Systems, Inc.	8.875	07/15/15	246,675
1,655	HCA, Inc.	7.69	06/15/25	1,563,975
175	LifePoint Hospitals, Inc. (144A) (a)(c)	6.625	10/01/20	185,062
465	Tenet Healthcare Corp.	10.00	05/01/18	541,725
225	UHS Escrow Corp. (144A) (c)	7.00	10/01/18	238,500

				3,114,612

	Medical – Nursing Homes (0.6%)
620	Sun Healthcare Group, Inc.	9.125	04/15/15	671,150

	Medical – Outpatient/Home Medical (0.7%)
400	Apria Healthcare Group, Inc.	11.25	11/01/14	443,500
287	Select Medical Corp.	6.237 (b)	09/15/15	258,300
25	Select Medical Corp.	7.625	02/01/15	25,469

				727,269

	Medical Products (0.4%)
370	Fresenius Medical Care Capital Trust IV	7.875	06/15/11	382,025

	Multi-line Insurance (0.4%)
150	Allstate Corp. (The)	7.45	05/16/19	188,363
225	Hartford Financial Services Group, Inc.	5.50	03/30/20	230,433

				418,796

	Multimedia (1.3%)
180	NBC Universal, Inc. (144A) (c)	5.15	04/30/20	195,696
500	News America, Inc.	7.85	03/01/39	624,812
480	Viacom, Inc.	6.875	04/30/36	561,671

				1,382,179

	Oil Companies – Exploration & Production (7.0%)
200	Anadarko Petroleum Corp. (a)	6.95	06/15/19	226,793
250	Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.	10.75	02/01/18	282,500
480	Chesapeake Energy Corp.	9.50	02/15/15	559,200
595	Denbury Resources, Inc.	9.75	03/01/16	676,813
75	EQT Corp.	8.125	06/01/19	92,427
525	EXCO Resources, Inc.	7.50	09/15/18	519,750
515	Hilcorp Energy I LP/Hilcorp Finance Co. (144A) (c)	7.75	11/01/15	533,025
180	Pemex Project Funding Master Trust	6.625	06/15/35	200,550
123	Pemex Project Funding Master Trust	6.625	06/15/38	137,731
410	Pemex Project Funding Master Trust	8.625	12/01/23	494,563
1,075	Petrohawk Energy Corp.	7.25	08/15/14	1,120,687
270	Plains Exploration & Production Co.	7.75	06/15/15	286,200

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$220	Plains Exploration & Production Co.	10.00%	03/01/16	$252,175
350	QEP Resources, Inc.	6.875	03/01/21	382,375
600	Range Resources Corp.	6.75	08/01/20	646,500
785	SandRidge Energy, Inc. (a)(e)	8.625	04/01/15	806,587
300	SandRidge Energy, Inc. (a)	8.75	01/15/20	313,500

				7,531,376

	Paper & Related Products (2.0%)
260	Boise Paper Holdings LLC/Boise Finance Co.	9.00	11/01/17	284,700
685	Georgia-Pacific LLC (144A) (c)	8.25	05/01/16	789,462
205	Glatfelter	7.125	05/01/16	211,663
440	International Paper Co.	7.95	06/15/18	538,795
260	Verso Paper Holdings LLC/Verso Paper, Inc. (Series B) (a)	9.125	08/01/14	269,100

				2,093,720

	Pipelines (1.3%)
725	Energy Transfer Partners LP	9.00	04/15/19	926,598
396	Williams Cos., Inc. (The)	7.875	09/01/21	474,114

				1,400,712

	REIT – Diversified (0.6%)
300	Digital Realty Trust LP (144A) (c)	4.50	07/15/15	312,106
205	Duke Realty LP (a)	6.75	03/15/20	231,653
80	Vornado Realty LP	4.25	04/01/15	83,030

				626,789

	REIT – Health Care (0.2%)
170	Health Care, Inc.	6.125	04/15/20	185,220

	REIT – Office Property (0.1%)
110	BioMed Realty LP (144A) (c)	6.125	04/15/20	119,801

	Resorts/Theme Parks (0.0%)
3,904	Resort at Summerlin LP (Series B) (e)(f)(g)(h)(i)	13.00	12/15/07	0

	Retail – Discount (0.4%)
375	Dollar General Corp.	10.625	07/15/15	416,250

	Retail – Mail Order (0.2%)
190	QVC, Inc. (144A) (c)	7.125	04/15/17	203,300

	Retail – Perfume & Cosmetics (0.5%)
515	Sally Holdings LLC/Sally Capital, Inc.	9.25	11/15/14	543,969

	Retail – Regional Department Store (0.4%)
410	Macy’s Retail Holdings, Inc.	5.90	12/01/16	445,875

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Satellite Telecommunication (0.9%)
$290	Hughes Network Systems LLC/HNS Finance Corp.	9.50%	04/15/14	$303,775
620	Intelsat Corp.	9.25	06/15/16	666,500

				970,275

	Semiconductor Equipment (0.2%)
140	KLA-Tencor Corp.	6.90	05/01/18	160,906

	Special Purpose Entity (0.9%)
113	CA FM Lease Trust (144A) (c)(g)	8.50	07/15/17	128,613
875	NSG Holdings LLC/NSG Holdings, Inc. (144A) (c)	7.75	12/15/25	799,531

				928,144

	Telecom Equipment Fiber Optics (0.0%)
35	Corning, Inc.	6.625	05/15/19	42,333

	Telecommunication Services (0.5%)
275	Qwest Corp.	8.375	05/01/16	332,750
140	SBA Telecommunications, Inc.	8.25	08/15/19	158,200

				490,950

	Telephone – Integrated (2.4%)
65	CenturyLink, Inc. (Series Q) (a)	6.15	09/15/19	66,604
375	Cincinnati Bell, Inc.	8.375	10/15/20	375,938
400	Frontier Communications Corp.	9.00	08/15/31	448,000
330	Qwest Communications International, Inc. (144A) (c)	7.125	04/01/18	352,275
315	Sprint Capital Corp. (a)	6.90	05/01/19	323,663
565	Windstream Corp.	7.875	11/01/17	620,087
300	Windstream Corp. (a)	8.125	08/01/13	331,875

				2,518,442

	Theaters (0.3%)
290	AMC Entertainment, Inc. (a)	8.75	06/01/19	312,113

	Tobacco (0.6%)
485	Altria Group, Inc.	9.25	08/06/19	666,971

	Transport – Services (0.2%)
75	Ryder System, Inc. (MTN)	5.85	11/01/16	84,720
90	Ryder System, Inc. (MTN)	7.20	09/01/15	106,312

				191,032

	Total Domestic Corporate Bonds (Cost $58,379,908)			59,542,182

	Asset-Backed Securities (1.4%)
300	Ally Master Owner Trust 2010-3 A (144A) (c)	2.88	04/15/15	309,926

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010 continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
$125	Ally Master Owner Trust 2010-3 B (144A) (c)	3.47%		04/15/15	$128,261
195	Chesapeake Funding LLC 2009-1 A (144A) (c)	2.256	(b)	12/15/20	196,973
450	Ford Credit Floorplan Master Owner Trust 2010-3 A2 (144A) (c)	1.956	(b)	02/15/17	464,305
400	Westlake Automobile Receivables Trust 2010-1A B (144A) (c)	5.00		05/15/15	403,019

	Total Asset-Backed Securities (Cost $1,471,241)				1,502,484

	U.S. Government Agencies & Obligations (7.1%)
	U.S. Government Agencies (1.8%)
	Federal Home Loan Mortgage Corp.
1,046	3339 TI (IO)	5.884	(b)	07/15/37	144,969
1,600	3747 SA (IO)	6.244	(b)	10/15/40	269,000
1,791	237 S29 (IO)	7.494	(b)	05/15/36	292,102
	Federal National Mortgage Association
236	356 45 (IO)	6.00		01/01/20	36,082
195	356 44 (IO)	6.00		01/01/20	25,012
2,500	(IO)	6.00		11/30/40	382,812
600	2010-130 SE (IO)	6.291	(b)	11/25/40	95,058
1,020	2009-8 BS (IO)	6.444	(b)	02/25/24	117,885
71	356 46 (IO)	6.50		12/01/19	9,049
57	356 48 (IO)	7.00		11/01/19	5,853
502	356 25 (IO)	7.00		12/01/34	91,477
287	356 28 (IO)	7.50		12/01/34	59,615
100	356 29 (IO)	8.00		06/01/35	25,508
	Government National Mortgage Association
2,100	115 AS (IO)	5.794		09/20/40	336,302

					1,890,724

	U.S. Government Obligations (5.3%)
	U.S. Treasury Bonds
200		3.875		08/15/40	195,781
3,710		7.50		11/15/24	5,530,219

					5,726,000

	Total U.S. Government Agencies & Obligations (Cost $6,988,328)				7,616,724

	U.S. Government Agencies – Mortgage-Backed Securities (1.3%)
	Federal Home Loan Mortgage Corp. (PC) Gold (0.0%)
12		6.50		02/01/29 – 10/01/32	13,147

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010 continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Federal National Mortgage Association (1.1%)
$744		6.50%		05/01/28 – 10/01/32	$842,055
21		7.00		08/01/29 – 11/01/32	23,164
258		6.00		04/01/13 – 01/01/19	281,271

					1,146,490

	Government National Mortgage Association (0.2%)
178		8.00		01/15/22 – 05/15/30	211,127

	Government National Mortgage Association II (0.0%)
38		7.50		07/20/25	43,965

	Total U.S. Government Agencies – Mortgage-Backed Securities (Cost $1,295,750)				1,414,729

	Municipal Bonds (1.1%)
135	Chicago Transit Authority (Series B)	6.20		12/01/40	130,429
50	City of Chicago O’Hare Int’l Airport (Series B)	6.395		01/01/40	52,133
115	City of New York (Series G-1)	5.968		03/01/36	117,646
155	Illinois State Toll Highway Authority 2009 (Series A)	6.184		01/01/34	159,909
171	Missouri Higher Education Loan Authority (Series 2010 A-1)	1.168	(b)	08/27/29	170,600
50	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 (Series 2010 J)	6.637		04/01/57	51,779
85	Municipal Electric Authority of Georgia Plant Vogtle	6.655		04/01/57	87,030
110	New York City Transitional Finance Authority	5.267		05/01/27	112,329
140	State of California – Various Purpose	5.95		04/01/16	155,270
110	State of California – Various Purpose	6.65		03/01/22	121,143

	Total Municipal Bonds (Cost $1,126,879)				1,158,268

	Collateralized Mortgage Obligations (4.7%)
95	American Home Mortgage Assets 2006-4 1A3	0.566	(b)	10/25/46	1,791
593	Banc of America Alternative Loan Trust 2005-12 5A1	5.25		01/25/21	577,541
370	Countrywide Alternative Loan Trust 2006-8T1 1A3	6.00		04/25/36	299,513
700	Countrywide Home Loan Mortgage Pass-Through Trust 2007-13 A10	6.00		08/25/37	570,409
	First Horizon Alternative Mortgage Securities
331	2005-FA8 2A1	5.00		11/25/20	342,122
322	2006-FA5 A3	6.25		08/25/36	261,841
566	GMAC Mortgage Corp. Loan Trust 2010-1 A (144A) (c)	4.25		07/25/40	567,050
370	GS Mortgage Securities Corp. 2008-2R 1A1 (144A) (c)	7.50		09/25/36	319,667
286	JP Morgan Mortgage Trust 2005-A8 3A1	5.227	(b)	11/25/35	259,905
350	Lehman Mortgage Trust 2006-1 3A5	5.50		02/25/36	307,207
313	Mastr Adjustable Rate Mortgages Trust 2006-OA1 3A3	1.293	(b)	04/25/46	12,736
	Residential Accredit Loans, Inc.
363	2005-QS3 1A21	0.756	(b)	03/25/35	277,886
429	2006-QS4 A4	6.00		04/25/36	315,057

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010 continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
$709	Structured Adjustable Rate Mortgage Loan Trust 2004-10 1A1	2.742	(b)%	08/25/34	$649,746
350	WaMu Mortgage Pass-Through Certificates 2005-AR10 1A3	2.772	(b)	09/25/35	283,108

	Total Collateralized Mortgage Obligations (Cost $5,041,674)				5,045,579

	Convertible Bonds (4.3%)
	Advertising Agencies (0.1%)
150	Omnicom Group, Inc. (a)(k)	0.00		07/01/38	154,125

	Brewery (0.2%)
150	Molson Coors Brewing Co. (a)	2.50		07/30/13	169,125

	Building – Residential/Commercial (0.2%)
150	DR Horton, Inc. (Series DHI)	2.00		05/15/14	161,625

	Casino Gaming (0.1%)
100	International Game Technology	3.25		05/01/14	111,750

	Coal (0.1%)
150	Massey Energy Co.	3.25		08/01/15	144,188

	Computers – Memory Devices (0.6%)
150	EMC Corp.	1.75		12/01/13	214,687
150	NetApp, Inc.	1.75		06/01/13	261,750
200	SanDisk Corp.	1.00		05/15/13	188,750

					665,187

	Containers – Metal & Glass (0.1%)
150	Owens-Brockway Glass Container, Inc. (144A) (c)	3.00		06/01/15	150,563

	Electronic Parts Distribution (0.1%)
150	Tech Data Corp.	2.75		12/15/26	156,000

	Food – Meat Products (0.2%)
150	Tyson Foods, Inc.	3.25		10/15/13	176,625

	Gold Mining (0.3%)
100	Goldcorp, Inc.	2.00		08/01/14	123,875
100	Newmont Mining Corp. (a)	1.25		07/15/14	143,125

					267,000

	Internet Security (0.2%)
200	Symantec Corp. (a)	1.00		06/15/13	225,250

	Medical – Biomedical/Genetics (0.3%)
150	Amgen, Inc.	0.375		02/01/13	151,125
150	Life Technologies Corp. (a)	1.50		02/15/24	175,312

					326,437

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Medical – Drugs (0.3%)
$150	Allergan Inc (a)	1.50%	04/01/26	$179,062
150	Cephalon, Inc. (a)	2.50	05/01/14	177,188

				356,250

	Medical – Generic Drugs (0.2%)
150	Mylan, Inc. (a)	1.25	03/15/12	159,938

	Oil Company – Exploration & Production (0.1%)
150	Chesapeake Energy Corp. (a)	2.75	11/15/35	143,813

	Oil Field Machine & Equipment (0.2%)
150	Cameron International Corp.	2.50	06/15/26	194,437

	REIT – Apartments (0.1%)
150	ERP Operating LP	3.85	08/15/26	156,540

	REIT – Diversified (0.2%)
150	Vornado Realty LP	3.875	04/15/25	172,687

	REIT – Health Care (0.2%)
150	Health Care REIT, Inc.	4.75	07/15/27	171,000

	Retail – Consumer Electron (0.2%)
200	RadioShack Corp. (144A) (a)(c)	2.50	08/01/13	220,250

	Semicon Compo-Intg Circuit (0.1%)
150	Linear Technology Corp. (Series A)	3.00	05/01/27	156,000

	Wireless Equipment (0.2%)
150	SBA Communications Corp.	1.875	05/01/13	166,688

	Total Convertible Bonds (Cost $4,290,963)			4,605,478

NUMBER OF
SHARES

	Preferred Stock (0.2%)
	Diversified Financial Services
267	Ally Financial, Inc. $70.00 (144A) (Cost $111,973) (c)			237,280

	Common Stocks (0.1%)
	Communications Equipment (0.1%)
6,574	Orbcomm, Inc. (a)(l)			15,383

	Diversified Telecommunication Services (0.0%)
665	XO Holdings, Inc. (l)(m)			417

	Multi-Utilities (0.0%)
102	PNM Resources, Inc. (a)(i)			1,203

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010 continued

NUMBER OF
SHARES				VALUE
	Wireless Telecommunication Services (0.0%)
720	USA Mobility, Inc. (a)(m)			$12,118

	Total Common Stocks (Cost $4,564)			29,121

	Convertible Preferred Stock (0.2%)
	Diversified Financial Services
200	Bank of America Corp. (Series L) 7.25% (Cost $179,988)			189,400

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE

	Short-Term Investments (20.5%)
	U.S. Government Obligation (2.5%)
$2,625	U.S. Treasury Bill (Cost $2,624,131) (a)(j)(n)	0.134%	01/27/11	2,624,182

	Securities Held as Collateral on Loaned Securities (18.0%)
	Repurchase Agreements (3.5%)
3,017	Bank of America Securities, LLC (0.23%, dated 10/29/10, due 11/01/10; proceeds $3,017,439; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 5.00% due 11/20/39; valued at $3,077,729)			3,017,381
454	Barclays Capital, Inc. (0.22%, dated 10/29/10, due 11/01/10; proceeds $453,841; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bill 0.00% due 12/23/10; valued at $462,912)			453,833
252	Barclays Capital, Inc. (0.10%, dated 10/29/10, due 11/01/10; proceeds $252,131; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bill 0.00% due 12/23/10; valued at $257,172)			252,129

	Total Repurchase Agreements (Cost $3,723,343)			3,723,343

NUMBER OF
SHARES (000)

	Investment Company (14.5%)
15,532	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 7)(Cost $15,531,963)			15,531,963

	Total Securities Held as Collateral on Loaned Securities (Cost $19,255,306)			19,255,306

	Total Short-Term Investments (Cost $21,879,437)			21,879,488

	Total Investments (Cost $122,841,633) (o)(p)		118.9%	127,082,454

	Liabilities in Excess of Other Assets		(18.9)	(20,207,257)

	Net Assets		100.0%	$106,875,197

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010 continued

IO	Interest Only Security.
MTN	Medium Term Note.
PC	Participation Certificate.
REIT	Real Estate Investment Trust.
(a)	All or a portion of this security was on loan at October 31, 2010.
(b)	Floating rate security. Rate shown is the rate in effect at October 31, 2010.
(c)	Resale is restricted to qualified institutional investors.
(d)	Par less than 1,000.
(e)	Payment-in-kind security.
(f)	Non-income producing security; bond in default.
(g)	At October 31, 2010, the Fund held $128,613 of fair valued securities, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(h)	Issuer in bankruptcy.
(i)	Acquired through exchange offer.
(j)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(k)	Capital appreciation bond.
(l)	Non-income producing security.
(m)	Illiquid security.
(n)	A portion of this security has been physically segregated in connection with open futures and swap contracts.
(o)	Securities have been designated as collateral in connection with open futures contracts, open forward foreign currency contracts, and open swap contracts.
(p)	The aggregate cost for federal income tax purposes is $123,528,669. The aggregate gross unrealized appreciation is $9,025,585 and the aggregate gross unrealized depreciation is $5,471,800 resulting in net unrealized appreciation of $3,553,785.

Forward Foreign Currency Contracts Open at October 31, 2010:

						UNREALIZED
	CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
COUNTERPARTY	TO DELIVER		FOR		DATE	(DEPRECIATION)

State Street Bank & Trust Co.	DKK	2,937		$546	11/01/2010	$(2)
Credit Suisse		$1,930,170	EUR	1,500,000	12/15/2010	156,289
Credit Suisse		$1,463,855	GBP	950,000	12/15/2010	57,810
Goldman Sachs & Co.	DKK	250,000		$43,190	12/15/2010	(3,449)

	Net Unrealized Appreciation					$210,648

Currency Abbreviations:

CAD	Canadian Dollar.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - October 31, 2010 continued

Futures Contracts Open at October 31, 2010:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
52	Long	U.S. Treasury Notes 2 Year, December 2010	$11,439,188	$12,891
52	Long	U.S. Treasury Notes 5 Year, December 2010	6,322,063	70,768
20	Long	U.S. Treasury Bonds 30 Year, December 2010	2,618,750	(53,737)
7	Long	U.S. Treasury Ultra Bonds 30 Year, December 2010	943,906	(22,827)
16	Short	U.S. Treasury Notes 10 Year, December 2010	(2,020,500)	(7,409)

		Net Unrealized Depreciation		$(314)

Interest Rate Swap Contracts Open at October 31, 2010:

							UNREALIZED
	NOTIONAL		FLOATING	PAY/RECEIVE		TERMINATION	APPRECIATION
SWAP COUNTERPARTY	AMOUNT (000)		RATE INDEX	FLOATING RATE	FIXED RATE	DATE	(DEPRECIATION)

Credit Suisse Group		$9,790	3 Month LIBOR	Receive	0.80%	10/28/13	$(23,006)
Credit Suisse Group	CAD	3,110	3 Month LIBOR	Receive	2.18	09/08/15	(13,341)
Credit Suisse Group		2,240	3 Month LIBOR	Receive	2.208	09/08/15	(12,455)
Credit Suisse Group		$4,100	3 Month LIBOR	Pay	2.098	10/28/17	6,068
Credit Suisse Group***	CAD	3,642	3 Month LIBOR	Pay	4.065	09/08/20	2,967
Credit Suisse Group***		2,625	3 Month LIBOR	Pay	4.123	09/08/20	8,185

			Net Unrealized Depreciation				$(31,582)

Zero Coupon Swap Contracts Open at October 31, 2010:

					UNREALIZED
	NOTIONAL	FLOATING	PAY/RECEIVE	TERMINATION	APPRECIATION
SWAP COUNTERPARTY	AMOUNT (000)	RATE INDEX	FLOATING RATE	DATE	(DEPRECIATION)
Barclays Bank PLCˆˆ	$5,085	3 Month LIBOR	Pay	11/15/19	$293,818
Barclays Bank PLCˆ	5,085	3 Month LIBOR	Receive	11/15/19	(829,354)
Barclays Bank PLCˆ	3,825	3 Month LIBOR	Receive	11/15/21	(598,225)
JPMorgan Chaseˆ	2,905	3 Month LIBOR	Receive	05/15/21	(473,701)

	Net Unrealized Depreciation				$(1,607,462)

LIBOR	London Interbank Offered Rate.
ˆ	Fund will make payments of $1,971,912, $1,713,065, and $1,272,186, respectively on termination date.
ˆˆ	Fund will receive $1,396,341 on termination date.
***	Forward interest rate swap contract. Periodic payments on a specified notional contract amount with future effective date, unless terminated earlier.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Statements

Statement of Assets and Liabilities
October 31, 2010

Assets:
Investments in securities, at value (cost $106,420,549) (including $18,631,241 for securities loaned)	$110,512,905
Investment in affiliates, at value (cost $16,421,084)	16,569,549
Unrealized appreciation on open swap contracts	311,038
Unrealized appreciation on open forward foreign currency contracts	214,099
Receivable for:
Interest	1,878,258
Investments sold	540,963
Variation margin	34,828
Interest and dividends from affiliates	30,729
Shares of beneficial interest sold	13,942
Periodic interest on open swap contracts	11,027
Dividends	3,638
Foreign withholding taxes reclaimed	1,054
Prepaid expenses and other assets	19,718

Total Assets	130,141,748

Liabilities:
Unrealized depreciation on open swap contracts	1,950,082
Collateral on securities loaned, at value	19,255,306
Unrealized depreciation on open forward foreign currency contracts	3,451
Payable for:
Investments purchased	1,103,325
Shares of beneficial interest redeemed	353,144
Dividends to shareholders	52,250
Transfer agent fee	38,091
Distribution fee	34,028
Investment advisory fee	28,893
Periodic interest on open swap contracts	18,001
Administration fee	7,287
Payable to bank	28,931
Accrued expenses and other payables	393,762

Total Liabilities	23,266,551

Net Assets	$106,875,197

Composition of Net Assets:
Paid-in-capital	$330,501,499
Net unrealized appreciation	2,812,253
Dividends in excess of net investment income	(167,526)
Accumulated net realized loss	(226,271,029)

Net Assets	$106,875,197

Class A Shares:
Net Assets	$83,951,154
Shares Outstanding (unlimited shares authorized, $.01 par value)	15,535,521
Net Asset Value Per Share	$5.40

Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$5.64

Class B Shares:
Net Assets	$14,502,344
Shares Outstanding (unlimited shares authorized, $.01 par value)	2,675,149
Net Asset Value Per Share	$5.42

Class C Shares:
Net Assets	$7,543,074
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,396,038
Net Asset Value Per Share	$5.40

Class I Shares:
Net Assets	$878,625
Shares Outstanding (unlimited shares authorized, $.01 par value)	161,383
Net Asset Value Per Share	$5.44

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Statements continued

Statement of Operations
For the year ended October 31, 2010

Net Investment Income:
Income
Interest (net of $1,072 foreign withholding tax)	$5,335,832
Interest and dividends from affiliates	72,137
Income from securities loaned – net	40,964
Dividends	17,722

Total Income	5,466,655

Expenses
Professional fees	522,622
Distribution fee (Class A shares)	208,115
Distribution fee (Class B shares)	162,642
Distribution fee (Class C shares)	65,110
Investment advisory fee	354,846
Transfer agent fees and expenses	139,871
Administration fee	88,711
Shareholder reports and notices	78,539
Registration fees	53,680
Custodian fees	19,550
Trustees’ fees and expenses	10,545
Other	49,756

Total Expenses	1,753,987
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(1,684)

Net Expenses	1,752,303

Net Investment Income	3,714,352

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	(41,306,226)
Futures contracts	1,294,867
Swap contracts	(915,087)
Forward foreign currency contracts	(537,967)
Foreign currency translation	22,196

Net Realized Loss	(41,442,217)

Change in Unrealized Appreciation/Depreciation on:
Investments	51,020,142
Investments in affiliates	76,848
Futures contracts	84,487
Swap contracts	(729,243)
Forward foreign currency contracts	201,437
Foreign currency translation	325

Net Change in Unrealized Appreciation/Depreciation	50,653,996

Net Gain	9,211,779

Net Increase	$12,926,131

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	OCTOBER 31, 2010	OCTOBER 31, 2009

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,714,352	$8,478,463
Net realized loss	(41,442,217)	(30,407,161)
Net change in unrealized appreciation/depreciation	50,653,996	50,392,378

Net Increase	12,926,131	28,463,680

Dividends to Shareholders from Net Investment Income:
Class A shares	(5,808,384)	(6,649,036)
Class B shares	(1,229,038)	(2,264,665)
Class C shares	(488,669)	(592,861)
Class I shares	(60,623)	(97,054)

Total Dividends	(7,586,714)	(9,603,616)

Net decrease from transactions in shares of beneficial interest	(17,391,484)	(18,052,221)

Net Increase (Decrease)	(12,052,067)	807,843
Net Assets:
Beginning of period	118,927,264	118,119,421

End of Period (Including dividends in excess of net investment income of $167,526 and accumulated undistributed net investment income of $981,293, respectively)	$106,875,197	$118,927,264

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2010

1. Organization and Accounting Policies
Morgan Stanley Flexible Income Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2010 continued

estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on forward foreign currency contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held.

E. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2010 continued

recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended October 31, 2010 remains subject to examination by taxing authorities.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at October 31, 2010 were $18,631,241 and $19,257,606, respectively. The Fund received cash collateral of $19,255,306 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of October 31, 2010, there was uninvested cash of $2,300 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2010 continued

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
2. Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2010 continued

The following is the summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Assets:
Foreign Government Bonds	$11,570,686	—	$11,570,686	—
Corporate Bonds	71,833,217	—	71,704,604	$128,613
Asset-Backed Securities	1,502,484	—	1,502,484	—
U.S. Government Agencies & Obligations	7,616,724	—	7,616,724	—
U.S. Government Agencies – Mortgage-Backed Securities	1,414,729	—	1,414,729	—
Municipal Bonds	1,158,268	—	1,158,268	—
Collateralized Mortgage Obligations	5,045,579	—	5,045,579	—
Convertible Bonds	4,605,478	—	4,605,478	—
Preferred Stock	237,280	—	237,280	—
Common Stocks
Communications Equipment	15,383	$15,383	—	—
Diversified Telecommunication Services	417	—	417	—
Multi-Utilities	1,203	1,203	—	—
Wireless Telecommunication Services	12,118	12,118	—	—

Total Common Stocks	29,121	28,704	417	—

Convertible Preferred Stock	189,400	—	189,400	—
Short-Term Investments
U.S. Government Obligation	2,624,182	—	2,624,182	—
Repurchase Agreements	3,723,343	—	3,723,343	—
Investment Company	15,531,963	15,531,963	—	—

Total Short-Term Investments	21,879,488	15,531,963	6,347,525	—

Forward Foreign Currency Contracts	214,099	—	214,099	—
Futures	83,659	83,659	—	—
Interest Rate Swaps	17,220	—	17,220	—
Zero Coupon Swaps	293,818	—	293,818	—

Total	$127,691,250	$15,644,326	$111,918,311	$128,613

Liabilities:
Forward Foreign Currency Contracts	$(3,451)	—	$(3,451)	—
Futures	(83,973)	$(83,973)	—	—
Interest Rate Swaps	(48,802)	—	(48,802)	—
Zero Coupon Swaps	(1,901,280)	—	(1,901,280)	—

Total	$(2,037,506)	$(83,973)	$(1,953,533)	—

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2010 continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN
SECURITIES

Beginning Balance	$27,223
Net purchases (sales)	0
Amortization of discount	—
Transfers in	128,613
Transfers out	—
Decrease in unrealized depreciation	48,213,367
Realized gains (losses)	(48,240,590)

Ending Balance	$128,613

Net change in unrealized appreciation/depreciation from investments still held as of October 31, 2010	$0

3. Derivative Financial Instruments
The Fund uses derivative financial instruments (“derivative instruments”) for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Investment Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

All of the Fund’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2010 continued

Summarized below are specific types of derivative financial instruments used by the Fund.

Forward Foreign Currency Contracts  In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (“forward contracts”). A forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency.

Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

During the year ended October 31, 2010, the value of forward contracts opened and closed were $23,107,265 and $27,229,667, respectively.

Futures  A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Upon entering into such a contract, the Fund is required to pledge to the broker: cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2010 continued

Transactions in futures contracts for the year ended October 31, 2010, were as follows:

NUMBER OF
CONTRACTS

Futures, outstanding at beginning of the period	228
Futures opened	2,554
Futures closed	(2,635)

Futures, outstanding at end of the period	147

Swaps  The Fund entered into interest rate and zero coupon swaps (“swaps”) primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or date specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to swaps on a daily basis. This net amount is recorded within realized gains/losses on swap contracts on the Statement of Operations. Zero-coupon interest rate swap payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. Risk may arise as a result of the potential inability of the counterparties to meet the terms of the contracts.

Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2010 continued

Transactions in swap contracts for the year ended October 31, 2010, were as follows:

	NOTIONAL	NOTIONAL		NOTIONAL		NOTIONAL
	AMOUNT (000’S)	AMOUNT (000’S)		AMOUNT (000’S)		AMOUNT (000’S)

Swaps, outstanding at beginning of period	$68,217	EUR	16,130		—		—
Swaps opened	71,649		—	CAD	16,867	SEK	43,100
Swaps closed	(109,076)		(16,130)		(5,250)		(43,100)

Swaps, outstanding at end of period	$30,790		—	CAD	11,617		—

CAD	Canadian Dollar.
EUR	Euro.
SEK	Swedish Krona.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of October 31, 2010.

	ASSET DERIVATIVES			LIABILITY DERIVATIVES
	STATEMENT OF ASSETS			STATEMENT OF ASSETS
PRIMARY RISK EXPOSURE	AND LIABILITIES LOCATION	FAIR VALUE		AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin	$83,659	†	Variation margin	$(83,973)†
	Unrealized appreciation on open swap contracts	311,038		Unrealized depreciation on open swap contracts	(1,950,082)
Foreign Currency Risk	Unrealized appreciation on open forward foreign currency contracts	214,099		Unrealized depreciation on open forward foreign currency contracts	(3,451)

		$608,796			$(2,037,506)

†	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the year ended October 31, 2010.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES	FORWARD FOREIGN CURRENCY	SWAPS
Interest Rate Risk	$1,294,867	—	$(915,087)
Foreign Currency Risk	—	$(537,967)	—

Total	$1,294,867	$(537,967)	$(915,087)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES	FORWARD FOREIGN CURRENCY	SWAPS
Interest Rate Risk	$84,487	—	$(729,243)
Foreign Currency Risk	—	$201,437	—

Total	$84,487	$201,437	$(729,243)

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2010 continued

4. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
5. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 0.85% of the average daily net assets of Class B shares; and (iii) Class C – up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,569,446 at October 31, 2010.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2010, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2010 continued

The Distributor has informed the Fund that for the year ended October 31, 2010, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $89, $17,035 and $671, respectively and received $10,285 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR		FOR THE YEAR
	ENDED		ENDED
	OCTOBER 31, 2010		OCTOBER 31, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,312,355	$6,820,030	2,335,529	$10,758,037
Conversion from Class B	195,750	1,020,036	166,691	764,787
Reinvestment of dividends	1,027,697	5,309,883	1,369,082	6,181,058
Redeemed	(3,710,484)	(19,209,976)	(3,975,887)	(18,171,134)

Net decrease – Class A	(1,174,682)	(6,060,027)	(104,585)	(467,252)

CLASS B SHARES
Sold	350,516	1,819,588	835,407	3,865,432
Conversion to Class A	(195,168)	(1,020,036)	(166,335)	(764,787)
Reinvestment of dividends	212,646	1,099,442	467,561	2,088,064
Redeemed	(2,371,922)	(12,332,876)	(4,024,987)	(18,298,083)

Net decrease – Class B	(2,003,928)	(10,433,882)	(2,888,354)	(13,109,374)

CLASS C SHARES
Sold	112,128	578,745	223,194	1,018,210
Reinvestment of dividends	90,553	467,729	127,010	571,242
Redeemed	(368,649)	(1,900,151)	(474,258)	(2,128,591)

Net decrease – Class C	(165,968)	(853,677)	(124,054)	(539,139)

CLASS I SHARES
Sold	5,431	28,430	14,030	65,757
Reinvestment of dividends	11,356	59,169	21,346	94,059
Redeemed	(25,125)	(131,497)	(993,192)	(4,096,272)

Net decrease – Class I	(8,338)	(43,898)	(957,816)	(3,936,456)

Net decrease in Fund	(3,352,916)	$(17,391,484)	(4,074,809)	$(18,052,221)

7. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2010 continued

Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the year ended October 31, 2010, advisory fees paid were reduced by $1,684 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are included in “interest and dividends from affiliates” in the Statement of Operations and totaled $2,209 for the year ended October 31, 2010. During the year ended October 31, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $64,049,442 and $64,840,307, respectively.

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the year ended October 31, 2010 aggregated $95,835,120 and $113,462,218 respectively. Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $29,674,221 and $49,999,237, respectively.

The Fund had the following transactions with Citigroup, Inc., and its affiliated broker/dealers, which are affiliates of the Investment Adviser, Administrator and Distributor for the year ended October 31, 2010:

		NET REALIZED
PURCHASES	SALES	GAINS (LOSS)	INCOME	VALUE
—	—	—	$69,928	$1,037,586

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2010, included in “trustees’ fees and expenses” in the Statement of Operations amounted to $6,728. At October 31, 2010, the Fund had an accrued pension liability of $81,999, which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2010 continued

investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	OCTOBER 31, 2010	OCTOBER 31, 2009
Ordinary income	$7,579,683	$9,558,397

As of October 31, 2010, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$662,504
Undistributed long-term gains	—

Net accumulated earnings	662,504
Capital loss carryforward	(225,913,809)
Temporary differences	(286,429)
Net unrealized appreciation	1,911,432

Total accumulated losses	$(223,626,302)

As of October 31, 2010, the Fund had a net capital loss carryforward of $225,913,809, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

AMOUNT	EXPIRATION

$96,230,817	October 31, 2011
23,122,351	October 31, 2012
10,246,820	October 31, 2013
8,250,814	October 31, 2014
14,113,199	October 31, 2016
29,800,962	October 31, 2017
44,148,846	October 31, 2018

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2010 continued

As of October 31, 2010, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities, mark-to-market of open futures and forward foreign currency exchange contracts, interest on bonds in default, capital loss deferrals on wash sales and straddles and dividend payable.

Permanent differences, primarily due to losses on paydowns, swaps and foreign currency, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward, resulted in the following reclassifications among the Fund’s components of net assets at October 31, 2010:

DIVIDENDS
IN EXCESS OF	ACCUMULATED
NET INVESTMENT	NET REALIZED
INCOME	LOSS	PAID-IN-CAPITAL
$2,723,543	$55,870,003	$(58,593,546)

9. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Assoc. (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the Treasury.

The Federal Housing Finance Agency (“FHFA”) serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.
10. New Accounting Pronouncement
On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales,

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - October 31, 2010 continued

issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this new guidance on the Fund’s financial statements and disclosures, if any, are currently being assessed by the Fund’s management.

Morgan Stanley Flexible Income Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2010		2009		2008		2007		2006

Class A Shares
Selected Per Share Data:

Net asset value, beginning of period	$5.14		$4.34		$6.10		$6.07		$6.14

Income (loss) from investment operations:
Net investment income(1)	0.18		0.36		0.34		0.40		0.35
Net realized and unrealized gain (loss)	0.44		0.84		(1.67)		0.00		0.07

Total income (loss) from investment operations	0.62		1.20		(1.33)		0.40		0.42

Less dividends from net investment income	(0.36)		(0.40)		(0.43)		(0.37)		(0.49)

Net asset value, end of period	$5.40		$5.14		$4.34		$6.10		$6.07

Total Return(2)	12.63%		29.68%		(23.31)%		6.72%		7.16%

Ratios to Average Net Assets(3):
Total expenses	1.44	%(4)	1.17	%(4)	1.10	%(4)	1.05	%(4)	1.01%
Net investment income	3.49	%(4)	7.72	%(4)	6.02	%(4)	6.53	%(4)	5.84%
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	—

Supplemental Data:
Net assets, end of period, in thousands	$83,951		$85,901		$72,985		$109,541		$116,819
Portfolio turnover rate	88%		121%		65%		67%		67%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2010		2009		2008		2007		2006

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period	$5.15		$4.35		$6.11		$6.08		$6.15

Income (loss) from investment operations:
Net investment income(1)	0.15		0.33		0.30		0.36		0.32
Net realized and unrealized gain (loss)	0.45		0.84		(1.67)		0.00		0.06

Total income (loss) from investment operations	0.60		1.17		(1.37)		0.36		0.38

Less dividends from net investment income	(0.33)		(0.37)		(0.39)		(0.33)		(0.45)

Net asset value, end of period	$5.42		$5.15		$4.35		$6.11		$6.08

Total Return(2)	12.11%		28.82%		(23.74)%		6.06%		6.51%

Ratios to Average Net Assets(3):
Total expenses	2.04	%(4)	1.77	%(4)	1.70	%(4)	1.66	%(4)	1.61%
Net investment income	2.89	%(4)	7.12	%(4)	5.42	%(4)	5.92	%(4)	5.24%
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	—

Supplemental Data:
Net assets, end of period, in thousands	$14,502		$24,119		$32,902		$71,079		$99,127
Portfolio turnover rate	88%		121%		65%		67%		67%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2010		2009		2008		2007		2006

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period	$5.14		$4.34		$6.10		$6.07		$6.14

Income (loss) from investment operations:
Net investment income(1)	0.15		0.33		0.30		0.36		0.32
Net realized and unrealized gain (loss)	0.44		0.84		(1.67)		0.00		0.06

Total income (loss) from investment operations	0.59		1.17		(1.37)		0.36		0.38

Less dividends from net investment income	(0.33)		(0.37)		(0.39)		(0.33)		(0.45)

Net asset value, end of period	$5.40		$5.14		$4.34		$6.10		$6.07

Total Return(2)	11.96%		28.92%		(23.78)%		6.07%		6.52%

Ratios to Average Net Assets(3):
Total expenses	2.04	%(4)	1.77	%(4)	1.70	%(4)	1.66	%(4)	1.61%
Net investment income	2.89	%(4)	7.12	%(4)	5.42	%(4)	5.92	%(4)	5.24%
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	—

Supplemental Data:
Net assets, end of period, in thousands	$7,543		$8,028		$7,316		$12,396		$12,965
Portfolio turnover rate	88%		121%		65%		67%		67%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2010		2009		2008		2007		2006

Class I Shares
Selected Per Share Data:

Net asset value, beginning of period	$5.18		$4.36		$6.12		$6.09		$6.16

Income (loss) from investment operations:
Net investment income(1)	0.20		0.38		0.35		0.42		0.37
Net realized and unrealized gain (loss)	0.43		0.85		(1.67)		(0.01)		0.06

Total income (loss) from investment operations	0.63		1.23		(1.32)		0.41		0.43

Less dividends from net investment income	(0.37)		(0.41)		(0.44)		(0.38)		(0.50)

Net asset value, end of period	$5.44		$5.18		$4.36		$6.12		$6.09

Total Return(2)	12.81%		30.33%		(23.17)%		7.12%		7.40%

Ratios to Average Net Assets(3):
Total expenses	1.19	%(4)	0.92	%(4)	0.85	%(4)	0.81	%(4)	0.76%
Net investment income	3.74	%(4)	7.97	%(4)	6.27	%(4)	6.77	%(4)	6.09%
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	—

Supplemental Data:
Net assets, end of period, in thousands	$879		$879		$4,916		$9,713		$11,457
Portfolio turnover rate	88%		121%		65%		67%		67%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Flexible Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Flexible Income Trust (the “Fund”), including the portfolio of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Flexible Income Trust as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 23, 2010

Morgan Stanley Flexible Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your credit worthiness and credit history from consumer reporting agencies.

Morgan Stanley Flexible Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

a. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.	How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Flexible Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

4.	How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies – such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6.	How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday-Friday between 8 a.m. and 6 p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint

Morgan Stanley Flexible Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7.	What if an Affiliated Company Becomes a Non-affiliated Third Party?
If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

Special Notice To Residents Of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Morgan Stanley Flexible Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

Special Notice To Residents Of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Flexible Income Trust
Trustee and Officer Information (unaudited)

Independent Trustees:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee***

Frank L. Bowman (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy after serving 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); Served as Chief of Naval Personnel (July 1994-September 1996); Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l’Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).	98	Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP: Director of the Armed Services YMCA of the USA and the Naval Submarine League.

Morgan Stanley Flexible Income Trust
Trustee and Officer Information (unaudited) continued

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee***

Michael Bozic (69) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	100	Director of various business organizations.

Kathleen A. Dennis (57) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	98	Director of various non-profit organizations.

Morgan Stanley Flexible Income Trust
Trustee and Officer Information (unaudited) continued

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee***

Dr. Manuel H. Johnson (61) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	100	Director of NVR, Inc. (home construction); Director of Evergreen Energy; Director of Greenwich Capital Holdings.

Joseph J. Kearns (68) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of Institutional Funds (October 2001-July 2003 and since August 1994 for certain predecessor Funds); CFO of the J. Paul Getty Trust.	101	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Flexible Income Trust
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee***

Michael F. Klein (52) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	98	Director of certain investment funds managed or sponsored by Aetos Capital, LLC; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (74) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	100	None.

W. Allen Reed (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	98	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation; formerly, Director of iShares, Inc. (2001-2006).

Morgan Stanley Flexible Income Trust
Trustee and Officer Information (unaudited) continued

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee***

Fergus Reid (78) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	101	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by	Other Directorships
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Interested	Held by Interested
Interested Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Trustee***

James F. Higgins (62) c/o Morgan Stanley Services Company Inc. Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	99	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) (the “Retail Funds”) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the “Institutional Funds”).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).
***	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Morgan Stanley Flexible Income Trust
Trustee and Officer Information (unaudited) continued

Executive Officers:

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Sara Furber (35) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer – Equity and Fixed Income Funds	Since September 2010	President and Principal Executive Officer (since September 2010) of the Equity and Fixed Income Finds in the Fund Complex; Managing Director and Director of the Investment Adviser and various entities affiliated with the Investment Adviser (since July 2010). Formerly, Chief Operating Officer for Global Corporate and Investment Banking at Bank of America Merrill Lynch (January 2009 to April 2010); Head of Merrill Lynch & Co. Investor Relations (July 2007 to December 2008); with senior roles in Strategy and Business Development as well as within Merrill Lynch’s Global Credit & Commitments organization prior to July 2007.

Mary Ann Picciotto (37) Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chief Compliance Officer	Since May 2010	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Chief Compliance Officer of the Retail Funds and Institutional Funds (since May 2010); Chief Compliance Officer of the Investment Adviser and Morgan Stanley Investment Management Inc. (since April 2007).

Stefanie V. Chang Yu (44) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997); Formerly, Secretary of the Investment Adviser and various entities affiliated with the Investment Adviser.

Francis J. Smith (45) c/o Morgan Stanley Services Company Inc. Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Principal Financial Officer of the Retail Funds (since July 2003) and the Institutional Funds (since March 2010).

Mary E. Mullin (43) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Sara Furber
President and Principal Executive Officer

Mary Ann Piccotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2010 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Flexible Income Trust

Annual Report

October 31, 2010

DINANN
IU10-03736P-Y10/10

Item 2. Code of Ethics.
(a) The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.
(b) No information need be disclosed pursuant to this paragraph.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
     (1) The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.
     (2) Not applicable.
     (3) Not applicable.
Item 3. Audit Committee Financial Expert.
The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

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Item 4. Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:
2010

	Registrant			Covered Entities(1)
Audit Fees		$62,250			N/A

Non-Audit Fees
Audit-Related Fees			$(2)			$(2)
Tax Fees		$6,127	(3)			$(4)
All Other Fees	$			$
Total Non-Audit Fees		$6,127		$

Total		$68,377		$

2009
	Registrant			Covered Entities(1)
Audit Fees		$62,250			N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)		$6,909,000	(2)
Tax Fees		$7,522	(3)		$1,013,000	(4)
All Other Fees	$					$(5)
Total Non-Audit Fees		$7,522			$7,922,000

Total		$69,772			$7,922,000

N/A	— Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)	All other fees represent project management for future business applications and improving business and operational processes.

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(e)(1) The audit committee’s pre-approval policies and procedures are as follows:
APPENDIX A
AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS
AS ADOPTED AND AMENDED JULY 23, 2004,1
     1. Statement of Principles
The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.
The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.
The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

[1]	This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

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The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.
The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.
     2. Delegation
As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.
     3. Audit Services
The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.
In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     4. Audit-related Services
Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

5

not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.
The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     5. Tax Services
The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.
Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     6. All Other Services
The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.
The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     7. Pre-Approval Fee Levels or Budgeted Amounts
Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.
     8. Procedures
All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

6

rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.
The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.
     9. Additional Requirements
The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.
     10. Covered Entities
Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
Morgan Stanley Retail Funds
Morgan Stanley Investment Advisors Inc.
Morgan Stanley & Co. Incorporated
Morgan Stanley DW Inc.
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Morgan Stanley Services Company, Inc.
Morgan Stanley Distributors Inc.
Morgan Stanley Trust FSB

7

Morgan Stanley Institutional Funds
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Advisors Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Morgan Stanley & Co. Incorporated
Morgan Stanley Distribution, Inc.
Morgan Stanley AIP GP LP
Morgan Stanley Alternative Investment Partners LP
(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).
(f) Not applicable.
(g) See table above.
(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.
Item 5. Audit Committee of Listed Registrants.
(a)	The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.
(b) Not applicable.
Item 6. Schedule of Investments
(a) Refer to Item 1.
(b) Not applicable.

8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Applicable only to reports filed by closed-end funds.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable only to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Flexible Income Trust
/s/ Sara Furber
Sara Furber
Principal Executive Officer
December 16, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Sara Furber
Sara Furber
Principal Executive Officer
December 16, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 16, 2010

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